Long-term loans - Additional information (Details)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jan. 04, 2022 USD ($)	Jan. 04, 2022 CNY (¥)
Long-term loans
Long-term loans	$ 13,681,099	$ 14,809,302
Fujian Xinqiao Ocean Fishery Group Co
Long-term loans
Long-term loans			$ 13,681,099	¥ 94,012,410
Debt term			5 years	5 years
Interest rate			6.00%	6.00%